Related parties - Narrative (Details)	6 Months Ended
Jun. 30, 2019 EUR (€) EquityInstruments
Related parties
Exercise term of warrants	8 years
Exercise price of warrants | €	€ 95.11
Number of shares subscribed if warrant is exercised | EquityInstruments	1
Vesting period of warrants	36 months